Series B Redeemable Preferred Stock (Temporary Equity) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of balance sheet reconciled

Series B Preferred Stock
Gross proceeds	$7,000,000
Less:
Preferred stock issuance costs	(680,000)
Value converted into Common Stock	(827,050)
Plus:
Accretion of carrying value to redemption value	453,334
Preferred stock subject to possible redemption	$5,946,284